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                                  CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Aspen Series (the "Registrant"). The Registrant's 1933 Act No. is 033-63212 and the Registrant's 1940 Act No. is 811-07736.

2. There are no changes to the Prospectuses that were filed in Post-Effective Amendment No. 47 ("PEA No. 47") on May 1, 2009, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

     Balanced Portfolio
     - Institutional Shares
     - Service Shares

     Enterprise Portfolio
     - Institutional Shares
     - Service Shares

     Flexible Bond Portfolio
     - Institutional Shares
     - Service Shares

     Forty Portfolio
     - Institutional Shares
     - Service Shares

     Global Life Sciences Portfolio
     - Institutional Shares
     - Service Shares

     Global Technology Portfolio
     - Institutional Shares
     - Service Shares
     - Service II Shares

     Growth and Income Portfolio
     - Institutional Shares
     - Service Shares

     Janus Aspen INTECH Risk-Managed Core Portfolio
     - Service Shares

     Janus Aspen Perkins Mid Cap Value Portfolio
     - Institutional Shares
     - Service Shares

     Janus Portfolio
     - Institutional Shares
     - Service Shares

     Overseas Portfolio
     - Institutional Shares
     - Service Shares
     - Service II Shares

     Research Core Portfolio
     - Institutional Shares
     - Service Shares

     Worldwide Portfolio
     - Institutional Shares
     - Service Shares
     - Service II Shares

                        (collectively, the "Portfolios")
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         3.   The text of PEA No. 47 has been filed electronically.

         DATED:  May 6, 2009

                                      JANUS ASPEN SERIES
                                      on behalf of the Portfolios


                                      By:    /s/ Stephanie Grauerholz-Lofton
                                             -----------------------------------
                                             Stephanie Grauerholz-Lofton
                                             Vice President